Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting policies [Abstract]
Disclosure details of banks financial instruments pending conversion to woori rate benchmark
The details of Woori Bank’s financial instruments that have not completed the conversion to interest rates benchmark as of December 31, 2021 are as follows:
Non-derivative
financial instrument is presented at the carrying amount, while the derivative financial instrument and commitments/financial guarantee are presented at the nominal amount. (Unit: Korean Won in millions)

	USD (*1)		EUR	GBP	JPY	CHF	BBSW
	Total amount (*2)	Interest rate substitution clause
Non-derivative financial assets
Financial assets at FVTOCI	662,878	194,084	—	—	—	—	—
Financial assets at amortized cost	5,204,049	2,337,327	24,514	134,369	87,788	—	—

Sub-total	5,866,927	2,531,411	24,514	134,369	87,788	—	—

Non-derivative financial liabilities
Financial liabilities at amortized cost	657,953	574,968	—	—	—	—	—
Derivatives
Interest rate related (for trading)	26,757,719	26,327,929	—	344,854	—	1,297	—
Currency related (for trading)	35,169,303	35,169,303	—	407,264	175,422	—	—
Interest rate related (for hedging)	2,193,175	2,193,175	—	—	—	—	128,834

Sub-total	64,120,197	63,690,407	—	752,118	175,422	1,297	128,834

Commitments and financial guarantees	1,167	—	7,374	—	1,854	—	—

(*1)	Financial instruments related to USD Libor (overnight rate, 1, 3, 6, 12 month rates) that are expired before June 30, 2023 are excluded.
(*2)	For contracts that do not have an interest rate alternative clause, we are in the process of negotiating to add an interest rate alternative clause.

Estimated economic useful lives for premises and equipment except for land
While land is not depreciated, for all other premises and equipment, depreciation is charged to net income on a straight-line basis by applying the following estimated economic useful lives on the amount of cost or revalued amount less residual value.

Useful life
Buildings used for business purpose	35 to 57 years
Structures in leased office	4 to 5 years
Properties for business purpose	4 to 5 years

Estimated useful life for intangible assets
The estimated useful life and amortization method of intangible assets with a finite useful life are reviewed at the end of each reporting period. If changes in the estimates are deemed appropriate, the changes are accounted for as a change in an accounting estimate.

Useful life
Industrial property rights	5 to 10 years
Development costs	5 years
Software and others	1 to 10 years